Annual Total Returns- JPMorgan Liquid Assets Money Market Fund (E Trade Shares) [BarChart] - E Trade Shares - JPMorgan Liquid Assets Money Market Fund - E Trade	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.05%	0.05%	0.05%	0.04%	0.01%	0.01%	none	none	none	none